Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 62,925	$ 37,515	$ 23,954
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	40,035	23,708	12,131
Loss (gain) on disposal of long-lived assets, net	319	(31)	(1)
Earnings from equity method investment	(57,378)	(17,571)	0
Distributions from equity method investment	57,378	16,999	0
Amortization of debt issuance costs	1,529	811	359
Non-cash equity compensation	943	806	308
Net unrealized (gain) loss related to derivative instruments	(1,621)	(974)	1,196
Inventory Write-down	5,667	0	0
Changes in assets and liabilities:
Decrease (increase) in accounts receivable	(7,298)	13,179	(91,207)
Decrease (increase) in receivable from affiliates	40,735	(56,163)	2,153
Decrease (increase) in inventories	(1,610)	(7,465)	(3,251)
Decrease (increase) in other current assets	(461)	832	(1,707)
Decrease (increase) in other assets	(120)	(7)	(20)
Increase (decrease) in accounts payable and accrued liabilities	11,623	(4,963)	96,537
Increase (decrease) in payable to affiliates	(41,573)	66,716	(5,339)
Net cash provided by operating activities	111,093	73,392	35,113
Cash flows from investing activities:
Capital expenditures	(61,282)	(51,560)	(40,616)
Proceeds from sale of long-lived assets	1,063	38	244
Contributions to equity method investment	(54,930)	(31,832)	0
Acquisitions	(133,993)	(171,258)	0
Proceeds from Equity Method Investment, Dividends or Distributions, Return of Capital	9,390	0	0
Net cash used in investing activities	(239,752)	(254,612)	(40,372)
Cash flows from financing activities:
Debt issuance costs	(8,593)	(4,069)	(252)
Borrowings on revolving credit facility and issuance of senior unsecured notes	844,415	558,000	91,000
Principal payments on revolving credit facility	(657,415)	(317,500)	(86,525)
Principal payments on capital lease obligations	(39)	(27)	0
Proceeds from common L.P. unit issuance, net of offering costs	0	210,226	0
Contributions from general partner	21,547	28,640	12,230
Cash consideration in excess of historical cost of interest in SemCrude Pipeline, L.L.C.	(24,413)	(240,645)	0
Net distributions to partners	(62,339)	(38,076)	(20,795)
Payments of Ordinary Dividends, Noncontrolling Interest	(10,683)	0	0
Proceeds from Noncontrolling Interests	14,367	0	0
Net cash used in financing activities	116,847	196,549	(4,342)
Net increase (decrease) in cash and cash equivalents	(11,812)	15,329	(9,601)
Cash and cash equivalents at beginning of period	15,437	108	9,709
Cash and cash equivalents at end of period	$ 3,625	$ 15,437	$ 108